UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

USAA
EAGLE
LOGO (R)


                           USAA NEW YORK BOND Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2007

                                                                      (Form N-Q)

48504-0807                                    (C)2007, USAA. All rights reserved
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                                 of INVESTMENTS


USAA NEW YORK BOND FUND
JUNE 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest  payments are insured by one of the  following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., CIFG Assurance, N.A., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Bishop Henry B. Hucles Nursing Home, Inc.




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                                 of INVESTMENTS

USAA NEW YORK BOND FUND
JUNE 30, 2007 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
COP                 Certificate of Participation
ETM                 Escrowed to final maturity
GO                  General Obligation
IDA                 Industrial Development Authority/Agency
MFH                 Multifamily Housing
MTA                 Metropolitan Transportation Authority
PRE                 Prerefunded to a date prior to maturity
RB                  Revenue Bond

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                          of INVESTMENTS (in thousands)


USAA NEW YORK BOND FUND
JUNE 30, 2007 (UNAUDITED)


   PRINCIPAL                                                            COUPON       FINAL       MARKET
      AMOUNT   SECURITY                                                   RATE    MATURITY        VALUE
 ------------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (98.2%)
               NEW YORK (97.6%)
               Albany IDA Civic Facility RB,
$      1,000        Series 2002A                                        6.00%      7/01/2019    $ 1,064
         500        Series 2007A                                        5.00       7/01/2031        502
       1,725        Series 2007A                                        5.00       4/01/2037      1,721
               Albany Parking Auth. RB,
         555        Series 2001A  (PRE)                                 5.63       7/15/2020        596
         445        Series 2001A                                        5.63       7/15/2020        467
       1,500   Buffalo Municipal Water Finance Auth. RB, Series 1998A
                    (INS) (PRE)                                         5.00       7/01/2028      1,535
         750   Cattaraugus County IDA Civic Facility RB, Series 2006A   5.10       5/01/2031        754
         975   Clarence IDA Civic Facility RB (Bristol Village
                    Project)                                            6.00       1/20/2044      1,063
               Dormitory Auth. RB,
       2,000        Mortgage Hospital Kaleida Health (INS)              4.70       2/15/2035      1,970
       1,935        Mortgage Hospital Special Surgery (INS)             4.50       8/15/2025      1,896
       2,000        Series 1998G (Northern General Hospital)  (ETM)     5.30       2/15/2019      2,139
       2,200        Series 1999 (Court Facilities)  (PRE)               6.00       5/15/2039      2,348
          95        Series 1999 (Long Island Univ.) (INS) (PRE)         5.13       9/01/2023         99
       1,655        Series 1999 (Long Island Univ.) (INS)               5.13       9/01/2023      1,701
       3,000        Series 1999 (Pratt Institute) (INS)                 6.00       7/01/2020      3,163
       1,000        Series 1999 (SUNY) (INS) (PRE)                      5.75       5/15/2024      1,060
       2,500        Series 1999A (Catholic Health Services) (INS)       5.50       7/01/2024      2,597
         365        Series 1999A (Upstate Community Colleges)  (PRE)    5.00       7/01/2019        377
         635        Series 1999A (Upstate Community Colleges)           5.00       7/01/2019        648
       1,000        Series 2000A (Columbia Univ.)                       5.00       7/01/2025      1,029
       4,065        Series 2000A (Univ. of Rochester),  6.05%,
                          7/01/2010 (INS) (PRE)                         6.05(a)    7/01/2023      3,650
         400        Series 2001 (Augustana Lutheran Home) (INS)         5.40       2/01/2031        420
       1,000        Series 2001 (D'Youville College) (INS)              5.25       7/01/2020      1,046
         500        Series 2001A (Winthrop Univ. Hospital) (INS)        5.00       7/01/2021        515
       1,250        Series 2002 (Joachim & Ann Residence) (LOC -
                          Allied Irish Banks plc)                       5.25       7/01/2027      1,284
       1,000        Series 2003 (Lutheran Medical Center) (INS)         5.00       8/01/2031      1,028
       1,000        Series 2004A-1 (Albany Medical Center Hospital)
                          (INS)                                         5.00       8/15/2025      1,033
       1,140        Series 2005 (INS)                                   5.00       7/01/2021      1,186
       3,000        Series 2005 (St. Luke's-Roosevelt Hospital
                          Center) (INS)                                 4.80       8/15/2025      3,031
       3,500        Series 2005A (INS)                                  5.00       7/01/2025      3,615
       2,000        Series 2005E (Mental Health Services)               5.00       2/15/2030      2,054
       1,500        Series 2006 (NBGA)                                  5.00       7/01/2024      1,553

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                          of INVESTMENTS (in thousands)
                          (continued)

USAA NEW YORK BOND FUND
JUNE 30, 2007 (UNAUDITED)



   PRINCIPAL                                                            COUPON       FINAL       MARKET
      AMOUNT   SECURITY                                                   RATE    MATURITY        VALUE
 ------------------------------------------------------------------------------------------------------
$      3,000        Series 2006-1 (Memorial Sloan-Kettering Cancer
                          Center)                                       5.00%      7/01/2035    $ 3,089
       2,000        Series 2006A (NYU Hospitals Center)                 5.00       7/01/2026      2,008
       2,000        Series 2007 (Hospital Medical Center of Queens)
                          (INS)                                         4.75       2/15/2037      2,005
       2,000        Series 2007A (North Shore-Long Island Jewish
                          Obligated Group)                              5.00       5/01/2037      2,036
       1,000        Series 2007A (NYU Hospitals Center)                 5.00       7/01/2036        980
               Dutchess County IDA Civic Facility RB,
       1,090        Series 2000  (PRE)                                  5.75       8/01/2030      1,157
       3,000        Series 2007A-2                                      4.50       8/01/2036      2,767
               Environmental Facilities Corp. RB,
          40        Series 1990B                                        7.50       3/15/2011         40
       2,000        Series 2001C                                        5.00       6/15/2023      2,062
       1,000        Series 2004E                                        5.00       6/15/2025      1,037
       1,655        Series 2005A                                        4.75      11/15/2027      1,678
       1,000        Series 2006B                                        4.50       6/15/2036        962
               Erie County GO,
       1,000        Series 2000C (INS) (PRE)                            5.50       7/01/2029      1,055
         600        Series 2001A (INS)                                  4.88      10/01/2018        615
         200   Grand Central District Management Association, Inc. RB,
                    Series 2004                                         5.00       1/01/2022        209
       2,090   Housing Finance Agency MFH RB, Series 1996A (Housing
                    Project) (INS)                                      6.13      11/01/2020      2,114
       1,250   Hudson Yards Infrastructure Corp. RB, Series 2007A
                    (INS)                                               4.50       2/15/2047      1,184
               Long Island Power Auth. RB,
       3,350        Series 1998A  (PRE)                                 5.25      12/01/2026      3,431
       3,000        Series 2004A (INS)                                  5.00       9/01/2034      3,085
       1,000        Series 2006C                                        5.00       9/01/2035      1,029
       3,220   Monroe County IDA RB, Series 1998                        5.20      12/20/2039      3,316
       3,000   MTA RB, Series 2005A (INS)                               4.75      11/15/2028      3,026
       2,200   MTA State Service Contract RB, Series 2002A (INS)        5.00       7/01/2025      2,263
               New York City GO,
           5        Series 1997I                                        6.25       4/15/2017          5
         890        Series 2000A  (PRE)                                 6.00       5/15/2020        950
         110        Series 2000A                                        6.00       5/15/2020        116
       1,000        Series 2002D                                        5.25       6/01/2022      1,040
       2,315        Series 2006C                                        5.00       8/01/2026      2,387
               New York City Health and Hospital Corp. RB,
       1,000        Series 2002A (INS)                                  5.00       2/15/2021      1,030
       1,000        Series 2003A (INS)                                  5.25       2/15/2022      1,050
       1,600   New York City Housing Development Corp. RB, Series
                    2005A (Capital Funding Project) (INS)               5.00       7/01/2025      1,658
               New York City IDA Civic Facility RB,
       2,420        Series 1997 (YMCA)                                  5.80       8/01/2016      2,479
       1,000        Series 2001 (Marymont School) (INS)                 5.13       9/01/2021      1,021
       1,000        Series 2003 (Roundabout Theatre) (INS)              5.00      10/01/2023      1,012
       1,285        Series 2004A-1 (Special Needs Facilities) (INS)     5.05       7/01/2024      1,312
       4,000        Series 2005B-2 (Ethical Culture School) (INS)       4.50       6/01/2035      3,868

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                          of INVESTMENTS (in thousands)
                          (continued)

USAA NEW YORK BOND FUND
JUNE 30, 2007 (UNAUDITED)


   PRINCIPAL                                                            COUPON       FINAL       MARKET
      AMOUNT   SECURITY                                                   RATE    MATURITY        VALUE
 ----------------------------------------------------------------------------------------------------------
$      1,000        Series 2007 (Polytechnic University Project)
                          (INS)                                         5.25%     11/01/2037    $ 1,034
       2,000   New York City IDA RB, Liberty IAC/InterActiveCorp        5.00       9/01/2035      2,042
               New York City Municipal Water Finance Auth. RB,
      17,090        Series 1998D                                        5.12(b)    6/15/2020      9,685
       1,000        Series 2004C                                        5.00       6/15/2035      1,026
       2,000        Series 2007AA                                       4.50       6/15/2037      1,916
       3,650   New York City Transit Auth. MTA COP, Series 2000A (INS)
                    (PRE)                                               5.88       1/01/2030      3,860
               New York City Transitional Finance Auth. RB,
         800        Fiscal 2000 Series A  (PRE)                         5.75       8/15/2024        840
          70        Fiscal 2001 Series A  (PRE)                         5.38       2/15/2020         73
       2,500        Fiscal 2004 Series C                                5.00       2/01/2033      2,570
          55        Fiscal 2005 Series B                                5.00       5/01/2029         56
         135        Fiscal 2005 Series C  (PRE)                         5.00       5/01/2029        139
         440        Series 1999C  (PRE)                                 5.50       5/01/2025        458
         555        Series 2005C  (PRE)                                 5.50       5/01/2025        577
               Niagara Falls City School District COP,
       3,300        Series 1998  (PRE)                                  5.38       6/15/2028      3,385
       1,000        Series 2005 (INS)                                   5.00       6/15/2028      1,030
       1,000   Seneca County IDA Civic Facility RB, Series 2007         5.00      10/01/2027      1,009
       1,000   Seneca Nation Indians Capital Improvements Auth. RB,
                    Series 2007A(c)                                     5.00      12/01/2023        993
               Suffolk County IDA RB,
       2,600        Series 2006 (Jeffersons Ferry Project)              5.00      11/01/2028      2,605
       1,000        Series 2006A (Dowling College Civic Facility)
                          (INS)                                         5.00       6/01/2036      1,009
       1,000   Thruway Auth. RB, Series 2004A (INS)                     5.00       3/15/2024      1,038
       2,000   Tobacco Settlement Financing Corp. RB (State
                    Appropriation Enhanced), Series 2003 A-1C           5.50       6/01/2019      2,139
       1,500   Town of Hempstead IDA Civic Facility RB, Series 2007     4.50       7/01/2036      1,416
         150   Triborough Bridge and Tunnel Auth. RB, Series 2001A      5.00       1/01/2032        153
       3,450   Ulster County Civic Facility IDA RB, Series 1999 (LOC -
                    Manufacturers & Traders Trust Co.)                  5.65      11/15/2024      3,547
       1,000   Upper Mohawk Valley Regional Water Finance Auth. RB,
                    Series 2006A (INS)                                  4.25       4/01/2036        916
               Urban Development Corp. RB,
       1,300        Series 2000D (INS) (PRE)                            5.25       1/01/2030      1,359
       2,000        Series 2002C-1  (PRE)                               5.00       3/15/2028      2,108
       1,000   Warren & Washington Counties IDA RB, Series 2003A (INS)  5.00      12/01/2027      1,028
                                                                                             ----------
                                                                                                154,231
                                                                                             ----------
               VIRGIN ISLANDS (0.6%)

       1,000   Water and Power Auth. RB, Series 2007A                   5.00       7/01/2031      1,001
                                                                                             ----------
               Total Fixed-Rate Instruments (cost: $151,283)                                    155,232
                                                                                             ----------


               TOTAL INVESTMENTS (COST: $151,283)                                          $    155,232
                                                                                             ==========

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                           to Portfolio of INVESTMENTS


USAA NEW YORK BOND FUND
JUNE 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of

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                           to Portfolio of INVESTMENTS
                           (continued)

USAA NEW YORK BOND FUND
JUNE 30, 2007 (UNAUDITED)

the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $4,803,000 and $854,000, respectively, resulting in net unrealized appreciation of $3,949,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $158,000,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.